Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total Compensation for Principal Executive Officer (PEO) ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total Compensation for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Value of initial fixed $100 investment based on:		Net Income (in thousands) ($)(8)	Company Selected Measure - Adjusted EBITDA (in thousands) ($)(9)
Year(1)					Total Stockholder Return ($)(6)	Peer Group Total Stockholder Return ($)(7)
2023	4,991,482	6,535,447	1,835,172	2,665,370	188.98	120.11	182,872	432,421

Named Executive Officers, Footnote	Our PEO for 2023 was Brian R. Gray. Our non-PEO named executive officers for 2023 were Nathan W. Ring, Trevor J. Hastings, Karl A. Liepitz and Nancy K. Christenson.
Peer Group Issuers, Footnote	Represents the value of $100 invested in the S&P 400 Materials Index on June 1, 2023 (the date we become a publicly traded company), which is used for the company’s stock performance graph in the 2023 Annual Report, assuming dividends are reinvested in the compensation peer group stock at the frequency paid.
PEO Total Compensation Amount	$ 4,991,482
PEO Actually Paid Compensation Amount	$ 6,535,447
Adjustment To PEO Compensation, Footnote	To arrive at CAP for Mr. Gray, total compensation as reported in the SCT was adjusted for the following:

2023
SCT Total Compensation for the PEO	4,991,482
less: Reported Value of Stock Awards in the SCT(a)	2,620,279
plus: Stock Award Adjustments(b)	4,164,244
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	—
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—
CAP for the PEO	6,535,447
(a)Equity compensation grant date and year-end fair value for time-based awards were determined by the closing stock price on the date of grant or year-end, as applicable.
(b)Stock Award Adjustment in determining CAP is as follows (fair value of equity awards was determined using methodologies and assumptions developed in a manner materially consistent with those used to determine the grant date fair value of the awards):

Year	Year-end Fair Value of Equity Awards Granted in the Year which are Unvested	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	4,164,244	—	—	—	—	—	4,164,244

Non-PEO NEO Average Total Compensation Amount	$ 1,835,172
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,665,370
Adjustment to Non-PEO NEO Compensation Footnote	To arrive at the Average CAP for our non-PEO named executive officers, total compensation as reported in the SCT was adjusted for the following:

2023
Average of SCT Total Compensation for Non-PEO Named Executive Officers	1,835,172
less: Reported Value of Stock Awards in the SCT(a)	662,777
plus: Stock Award Adjustments(b)	1,510,942
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	17,967
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—
Average CAP for the Non-PEO Named Executive Officers	2,665,370
(a)Equity compensation grant date and year-end fair value for time-based awards were determined by the closing stock price on the date of grant or year-end, as applicable.
(b)Stock Award Adjustments in determining CAP

Year	Year-end Fair Value of Equity Awards Granted in the Year which are Unvested	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	1,074,234	225,018	—	211,690	—	—	1,510,942

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Company TSR and Peer Group TSR The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s TSR and peer group TSR for 2023.
Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s Net Income for 2023.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EBITDA The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s Adjusted EBITDA for 2023.
Total Shareholder Return Vs Peer Group	CAP vs. Company TSR and Peer Group TSR The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s TSR and peer group TSR for 2023.
Tabular List, Table

Performance Metrics Most Closely Linked to CAP for 2023
Net Income
Adjusted EBITDA

Total Shareholder Return Amount	$ 188.98
Peer Group Total Shareholder Return Amount	120.11
Net Income (Loss)	$ 182,872,000
Company Selected Measure Amount | $ / shares	432,421,000
PEO Name	Brian R. Gray
Additional 402(v) Disclosure	Represents Mr. Gray’s total compensation as shown in the Summary Compensation Table (SCT) for 2023.Represents the average total compensation of our non-PEO named executive officers as shown in the SCT for 2023Represents value of $100 invested in company stock on June 1, 2023 (the date we become a publicly traded company) assuming dividends are reinvested in company stock at the frequency paid.Net income for periods prior to the Separation is attributable to MDU Resources’ construction materials and contracting services segment.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure and is calculated by adding back income taxes; interest expense (net of interest income); depreciation, depletion and amortization expense; unrealized gains and losses on benefit plan investments; stock-based compensation; and one-time Separation costs to net income.
PEO | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,620,279
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,164,244
PEO | Changes to Pension Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregated Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,777
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,510,942
Non-PEO NEO | Changes to Pension Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,967
Non-PEO NEO | Aggregated Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | YE Value of Equity Awards Granted during year which are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,074,234
Non-PEO NEO | Y o Y Change in Value of Equity Awards Granted in Prior Years which are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,018
Non-PEO NEO | Y o Y Change in Value of Equity Awards Granted in prior years which Vest in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 211,690